Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP QACA
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions

Participant contributions transferred late to plan	Total that constitute nonexempt prohibited transactions: $346			Total fully corrected under VFCP and PTE 2002-51
Check here if late participant loan repayments are included [ ]	Contributions not corrected	Contributions corrected outside VFCP	Contributions pending correction in VFCP
2025	$346	$—	$—	$—